Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Acquisitions [Abstract]
Acquisitions

Note 10 – Acquisitions

Acquisition of Flewber Global, Inc.

On February 27, 2025, Creatd, Inc. (“Creatd” or the “Company”) completed the acquisition of Flewber Global, Inc. (“Flewber”), a private on-demand aviation company. Upon closing, Flewber was renamed Flyte, Inc. and became a wholly owned subsidiary of the Company. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc.; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC, which was dissolved after the acquisition but prior to June 30, 2025. At the time of its dissolution, this entity had no active operations. The acquisition was accounted for as a business combination under ASC 805, Business Combinations, using the acquisition method of accounting.

The Company acquired Flyte as part of its strategy to identify businesses where operational efficiencies and data-driven processes can drive growth and margin expansion. Management viewed Flyte and the private aviation sector as an industry with strong underlying demand and infrastructure that could benefit from the Company’s expertise in implementing scalable systems and optimizing operations.

The Company has not yet finalized the accounting for the acquisition of Flewber Global, Inc. The purchase price allocation presented above is preliminary and subject to revision as the Company completes its valuation and assessment of the fair values of the assets acquired and liabilities assumed, including, but not limited to, the finalization of third-party valuations of certain tangible and intangible assets, the review of working capital balances, and the evaluation of tax-related matters. In accordance with ASC 805, the Company may adjust the preliminary purchase price allocation for a period of up to one year from the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date which, if known, would have affected the measurement of the amounts recognized as of that date. Any such adjustments will be recorded in the reporting period in which the adjustments are determined.

Transaction Terms

The total purchase price, measured as the fair value of the consideration transferred, was $14,439,924, comprised of the following:

●	1,056,140 shares of common stock, with a fair value of $950,526

●	9,475 shares of Series G Preferred Stock, with a fair value of $6,395,625

●	Forgiveness of $367,609 in intercompany receivables due from Flewber

●	7,510,058 common stock purchase warrants, with a total fair value of $6,726,164

The terms of the consideration varied by stakeholder:

Flewber equity holders who participated in a concurrent offering received Creatd common stock at a $1.00 exchange ratio and 10% warrant coverage. Non-participating equity holders received only warrants.

Flewber debt holders agreed to waive all outstanding interest and default penalties in exchange for Series G Preferred Stock (with a 25% original issue discount), 100% warrant coverage, and conversion of legacy Flewber warrants into Series G Preferred Stock at $0.50 per warrant.

Allocation of Consideration

The Company engaged a third-party valuation specialist to identify and measure the fair value of assets acquired and liabilities assumed. The non-intangible assets and liabilities acquired were short-term in nature, and their carrying values approximated fair value at the acquisition date. The final purchase price allocation is as follows:

Asset Description	Amount
Intangible Assets	7,824,367
Cash	389
Accounts Receivable	10,553
Prepaid Expenses	3,392
Property & Equipment	305,128
Deposits and Other Assets	11,650
Operating Lease ROU Asset	182,082
Total Assets Acquired	8,337,561
Less: Deferred Revenue	(280,525)
Less: Notes Payable	(429,697)
Less: Operating Lease Liability	(168,098)
Less: Accounts Payable and Accrued Liabilities	(1,086,928)
Net Assets Acquired	6,372,313
Goodwill	8,067,611
Total Purchase Price	14,439,924

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired and is primarily attributable to expected synergies, assembled workforce, and other intangible benefits that do not qualify for separate recognition under ASC 805. Goodwill is not deductible for tax purposes.

The identifiable intangible assets acquired in the transaction consist of the FAA Part 135 Operating Certificate, developed technology (app), customer relationships, know-how, licensing agreements/vendor & supplier contracts, and trademark/tradename. The fair values of these intangible assets were determined in accordance with the guidance in ASC 805 and valuation best practices.

The FAA Part 135 Operating Certificate and developed technology (app) were valued using the Cost Approach, which estimates the cost to reproduce or replace the asset with one of equal utility, including applicable overhead and profit margins where appropriate. This method was considered appropriate given the lack of direct revenue generation by these assets and the ability to reliably estimate replacement costs.

The remaining intangible assets—customer relationships, know-how, licensing agreements/vendor & supplier contracts, and the trademark/tradename—were valued using the Income Approach. Specifically, the Multi-Period Excess Earnings Method (MPEEM) was applied to customer relationships and know-how, and the Relief-from-Royalty Method was applied to the trademark/tradename. These methods are based on projected cash flows attributable to the respective intangible assets, discounted at rates reflective of the risk profile of each asset. Where applicable, tax amortization benefits (TAB) were included in the fair value determinations.

The FAA Part 135 Operating Certificate was determined to have an indefinite useful life. The developed technology (app) is being amortized over an estimated useful life of 5 years. The trademark/tradename, licensing agreements/vendor & supplier contracts, know-how, and customer relationships are each being amortized over an estimated useful life of 15 years. Amortization of these definite-lived intangible assets is recognized on a straight-line basis over their estimated useful lives and is included in amortization expense in the accompanying consolidated statements of operations. For the period from February 27, 2025 through June 30, 2025, the Company recorded amortization expense of $218,343 related to the definite-lived intangible assets acquired in this transaction.

Pro Forma Information (Unaudited)

The following unaudited pro forma information presents the combined results of operations as if the acquisition had occurred on January 1, 2024. The pro forma results include adjustments for amortization of acquired intangible assets and the impact of the capital structure at acquisition. The pro forma information is not necessarily indicative of the actual results that would have occurred had the acquisition been completed on the date indicated, nor is it indicative of future operating results of the combined company. The unaudited pro forma results presented above do not include any material, nonrecurring items directly attributable to the acquisition.

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
Revenue	1,469,516	2,463,738
Net Income (Loss)	(4,438,269)	(11,536,888)

For the period from February 27, 2025 through June 30, 2025, Flewber contributed revenue of $806,713 and net income (loss) of $281,433 to the Company’s consolidated results.

Subsequent to the acquisition, on June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in Flewber, Inc., a previously wholly-owned subsidiary of Flewber Global, Inc., for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Flewber, Inc., which the Company plans to make the operating entity for the Hops side of Flewber’s operations.

Enzylotics, Inc

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 39,824 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

MineralRite Corporation

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 90,000 shares of the Company’s common stock.

Note 11 – Acquisitions

Studio 96 Publishing

On July 26, 2024, the Company acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. As consideration for the acquisition, the Company issued 35,000 shares of common stock with a fair value of $38,150 and 65,000 warrants with an exercise price of $1.20 per share and an expected term of five years, valued at $70,850. The total purchase price was $109,000.

The acquisition was accounted for as a business combination in accordance with ASC 805. The total purchase consideration was allocated to the identified intangible assets and goodwill based on their estimated fair values. Of the total purchase price, $43,600 was allocated to know-how, $16,350 to the Company’s website and app, and $43,600 to the acquired customer list. The remaining $5,450 was recorded as goodwill.

The know-how and customer list were valued using the income approach, specifically the multi-period excess earnings method, which estimates the present value of future cash flows attributable to each asset. The website and app were valued using the cost approach, which reflects the estimated cost to replace the existing digital infrastructure. Goodwill represents the expected synergies and benefits from the integration of Studio 96 Publishing with the Company’s existing operations. The goodwill recognized is not deductible for tax purposes.

Hollywall Entertainment, Inc.

Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. on July 17, 2024. Under this agreement, Creatd issued 16,578 shares of its common stock with a fair value of $16,578 to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence. The agreement outlines confidentiality measures and is non-binding outside of the stock exchange. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.

Geopulse Explorations, Inc.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock with a fair value of $18,208. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.

Murge E-Commerce, Inc.

On September 20, 2024, Creatd entered into a definitive agreement with Murge E-commerce Inc., acquiring a 49% equity stake in Murge in exchange for establishing an equity reserve. Murge’s initial assets include Letters of Intent with four named, target companies, each meeting a collective $30 million in revenue for 2024. Creatd’s equity stake is protected by anti-dilution measures contingent upon successful acquisitions. Financing utilizes non-dilutive Creatd preferred shares backed by a 100 million share reserve, capped at 4.99% voting rights for new holders. The agreement includes a 90-day exclusivity period and mandates confidentiality regarding transaction terms.

Investment in THEPOWERHOUSE, LLC

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE LLC received 333,333 shares of the Company’s common stock. The value of the shares issued by the Company were recorded to long-term assets under Minority interest in business on the Company’s consolidated balance sheets.

Enzylotics, Inc.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock at a fair value of $32,855. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.